Label	Element	Value
Baillie Gifford The Asia Ex Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BAILLIE GIFFORD FUNDS The Asia Ex Japan Fund Supplement dated July 3, 2019 to the Prospectus and Statement of Additional Information (“SAI”) each dated April 30, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford The Asia Ex Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective as of July 1, 2019:

1.            The Board of Trustees of the Trust has approved a reduction in the Management Fees for each class of shares of The Asia Ex Japan Fund from 0.72% to 0.65%; and

2.            The Manager has contractually agreed to waive its fees and/or bear other expenses of The Asia Ex Japan Fund until April 30, 2020 to the extent that the fund’s Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.80% for both Class K and Institutional Class shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

The Prospectus and SAI are revised as follows to reflect these changes:

1.            The “Annual Fund Operating Expenses” table and related footnotes in the section titled “Fees and Expenses” under “The Asia Ex Japan Fund” on page 1 of the Prospectus is restated in its entirety as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class K and Institutional Class were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for the current fiscal year assuming Fund assets of $1 million.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

2.            The section titled “Example of Expenses” under “The Asia Ex Japan Fund” on page 1 of the Prospectus is restated in its entirety as follows:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Baillie Gifford The Asia Ex Japan Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	20.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.90%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,745
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,745
Baillie Gifford The Asia Ex Japan Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	20.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.90%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,775
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,775

[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Class K and Institutional Class were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for the current fiscal year assuming Fund assets of $1 million.
[3]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) exceed 0.80% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.80% for Institutional Class due to estimated sub- accounting expenses of 0.15%.